INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

11. INTANGIBLE ASSETS, NET

        The following summarizes the Group's intangible assets as of December 31, 2013 and 2014 (in RMB thousands):

	CENTURY 21® franchise rights	Customer relationships	Real estate listing databases	Trademark	Sub- franchisee base	Brand name	Mortgage credit license	Total
Cost	48,747	14,760	541	403	2,044	45,214	6,666	118,375
Accumulated amortization	(21,816)	(3,675)	(327)	(180)	(1,408)	—	(716)	(28,122)

Balance as of January 1, 2013	26,931	11,085	214	223	636	45,214	5,950	90,253
Additions	—	—	—	—	—	—	—	—
Amortization	(2,348)	(2,070)	(54)	(40)	(636)	—	(358)	(5,506)

Balance as of December 31, 2013	24,583	9,015	160	183	—	45,214	5,592	84,747
Additions	—	—	—	—	—	—	—	—
Amortization	(2,348)	(2,070)	(54)	(40)	—	—	(358)	(4,870)

Balance as of December 31, 2014	22,235	6,945	106	143	—	45,214	5,234	79,877

        The franchise rights acquired from Realogy entitled the Group to use and sub-franchise the CENTURY 21® brand in China. The franchise rights for China acquired from Realogy have a contractual period of 25 years with a specific renewal clause for another 25 years upon payment by the Company of US$4.5 million. The Group considered its historical experience in renewing or extending similar franchise agreements when determining the estimated useful life of the franchise rights acquired from Realogy. Given the lack of historical experience of the Group in renewing or extending similar arrangements with Realogy as the franchise relationship was first entered into with Realogy in 2000 for 25 years, the Group considered assumptions that market participants would use about the renewal or extension provisions. Since it is uncertain whether market participants would pay this US$4.5 million for the renewal of franchise rights in the future, the Group considered this entity-specific factor and determined that the estimated useful life of the franchise rights acquired from Realogy is the contractual period of 25 years, over which the recognized intangible assets are being amortized. The Group has determined that the customer relationship acquired from Shanggu acquisition has a useful life of 7 years and is amortized on a straight-line basis. The brand name arose from the acquisition of Shanggu and is an indefinite-lived intangible asset and is not amortized but is tested for impairment annually or whenever events or circumstances indicate that impairment may have occurred.

        The Group has recorded approximately RMB5.6 million, RMB5.5 million and RMB4.9 million of amortization for intangible assets for the years ended December 31, 2012, 2013 and 2014, respectively.

        Based on the Group's intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2015	4,869
2016	4,869
2017	4,869
2018	3,813
2019	2,706
Thereafter	13,537

Total	34,663

        Management has assessed the intangible assets for the year ended December 31, 2014 for any impairment and no impairment was recognized.